CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Contributions to defined benefit schemes	£ 1,100
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		£ 2,670	£ 2,602	£ 2,374
Permanent diminution in value of investment in subsidiaries		0	0	0
Dividends and distributions on other equity instruments received from subsidiary undertakings		0	0	0
Revaluation of investment properties		20	8	(46)
Allowance for loan losses		4,060	1,362	926
Write-off of allowance for loan losses, net of recoveries		(1,279)	(1,457)	(1,000)
Impairment charge relating to undrawn balances		253	(17)	(72)
Impairment of financial assets at fair value through other comprehensive income		3,802	1,380	1,012
Change in insurance contract liabilities		0	0	(1,520)
Other provision movements		80	(161)	(509)
Additional capital injections to subsidiaries		0	0	0
Net charge in respect of defined benefit schemes		247	245	404
Unwind of discount on impairment allowances		(47)	(52)	(39)
Foreign exchange element on balance sheet		823	420	(365)
Interest expense on subordinated liabilities		846	947	1,072
Loss (profit) on disposal of businesses		0	(107)	(1,010)
Other non-cash items		(1,169)	(295)	933
Total non-cash items		6,665	5,702	3,176
Contributions to defined benefit schemes		(1,153)	(1,069)	(868)
Payments in respect of payment protection insurance provision		(1,700)	(2,457)	(2,101)
Payments in respect of other regulatory provisions		(465)	(707)	(956)
Other		137	0	6
Total other items		(3,181)	(4,233)	(3,919)
Non-cash and other items		3,484	1,469	(743)
The Group | Loans and receivables
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		3,802	1,380	1,012
The Group | Financial assets available-for-sale, category
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of financial assets at fair value through other comprehensive income		5	(1)	(14)
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		1,325	1,245	1,031
Permanent diminution in value of investment in subsidiaries		0	159	92
Dividends and distributions on other equity instruments received from subsidiary undertakings		(211)	(1,434)	(4,968)
Revaluation of investment properties		0	0	0
Allowance for loan losses		1,898	503	504
Write-off of allowance for loan losses, net of recoveries		(622)	(759)	(608)
Impairment charge relating to undrawn balances		155	14	(46)
Change in insurance contract liabilities		0	0	0
Other provision movements		18	(43)	(413)
Additional capital injections to subsidiaries		(33)	(53)	(72)
Net charge in respect of defined benefit schemes		121	131	196
Unwind of discount on impairment allowances		(31)	(32)	(33)
Foreign exchange element on balance sheet		491	(230)	(130)
Interest expense on subordinated liabilities		534	657	654
Loss (profit) on disposal of businesses		0	0	21
Other non-cash items		(308)	(142)	990
Total non-cash items		3,494	998	(1,796)
Contributions to defined benefit schemes		(650)	(563)	(455)
Payments in respect of payment protection insurance provision		(726)	(1,156)	(1,057)
Payments in respect of other regulatory provisions		(233)	(229)	(302)
Other		(65)	0	0
Total other items		(1,674)	(1,948)	(1,814)
Non-cash and other items		1,820	(950)	(3,610)
The Bank | Loans and receivables
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		1,742	490	553
The Bank | Financial assets available-for-sale, category
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of financial assets at fair value through other comprehensive income		1	(1)	(2)
Payment protection insurance | The Group
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		85	1,795	1,395
Payment protection insurance | The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		169	859	628
Other regulatory provisions | The Group
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		329	395	561
Other regulatory provisions | The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		£ 143	£ 137	£ 311